RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2023
RELATED PARTY TRANSACTIONS
Accrued expenses	$ 2,218,166		$ 2,123,846	$ 304,952
Advances owed to the Sponsor	$ 418,441		$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]		Related Party [Member]
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance	$ 1,500,000		$ 810,345	0
Working capital loans warrant | Unsecured convertible promissory note
RELATED PARTY TRANSACTIONS
Price per which the outstanding principal amount can be converted					$ 10.00
Amount borrowed					$ 1,500,000
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	10,000		10,000
Expenses incurred and paid	30,000	$ 30,000	120,000	112,903
Administrative Support Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Accrued expenses	30,000	$ 0	60,000	$ 0
Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000
Price per which the outstanding principal amount can be converted	$ 10.00		$ 10.00
Outstanding balance			$ 0